Borrowings (Details)	12 Months Ended															12 Months Ended																0 Months Ended										12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended			12 Months Ended					0 Months Ended									12 Months Ended					12 Months Ended											12 Months Ended			12 Months Ended					12 Months Ended			0 Months Ended				0 Months Ended								0 Months Ended																						12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended								12 Months Ended					0 Months Ended		12 Months Ended			0 Months Ended										12 Months Ended		12 Months Ended			0 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Land use rights USD ($)	Dec. 31, 2014 Land use rights CNY	Dec. 31, 2013 Land use rights CNY	Dec. 31, 2014 Certain buildings USD ($)	Dec. 31, 2014 Certain buildings CNY	Dec. 31, 2013 Certain buildings CNY	Dec. 31, 2014 Certain equipment USD ($)	Dec. 31, 2014 Certain equipment CNY	Dec. 31, 2013 Certain equipment CNY	Dec. 31, 2014 Xingye International Trust Co., Ltd USD ($)	Dec. 31, 2014 Xingye International Trust Co., Ltd CNY	Dec. 31, 2014 Bank notes USD ($)	Dec. 31, 2014 Bank notes CNY	Dec. 31, 2013 Bank notes CNY	Dec. 31, 2012 Bank notes CNY	Dec. 31, 2014 Industrial & Commercial Bank Of China USD ($) loan	Dec. 31, 2014 Industrial & Commercial Bank Of China CNY loan	Dec. 31, 2013 Industrial & Commercial Bank Of China CNY loan	Dec. 31, 2014 Industrial & Commercial Bank Of China Note payable to bank due October 12, 2016 USD ($)	Dec. 31, 2014 Industrial & Commercial Bank Of China Note payable to bank due October 12, 2016 CNY	Dec. 31, 2013 Industrial & Commercial Bank Of China Note payable to bank due October 12, 2016 CNY	Dec. 31, 2013 Industrial & Commercial Bank Of China Note payable to bank, repaid on September 9, 2014 CNY	Dec. 31, 2014 Agricultural Bank Of China USD ($) loan	Dec. 31, 2014 Agricultural Bank Of China CNY loan	Dec. 31, 2013 Agricultural Bank Of China CNY loan	Dec. 31, 2014 Agricultural Bank Of China Six notes payable to bank USD ($) loan	Dec. 31, 2014 Agricultural Bank Of China Six notes payable to bank CNY loan	Nov. 16, 2015 Agricultural Bank Of China Six notes payable to bank Forecast USD ($) item	Nov. 16, 2015 Agricultural Bank Of China Six notes payable to bank Forecast CNY	Nov. 05, 2015 Agricultural Bank Of China Six notes payable to bank Forecast USD ($)	Nov. 05, 2015 Agricultural Bank Of China Six notes payable to bank Forecast CNY	Oct. 16, 2015 Agricultural Bank Of China Six notes payable to bank Forecast USD ($)	Oct. 16, 2015 Agricultural Bank Of China Six notes payable to bank Forecast CNY	Oct. 15, 2015 Agricultural Bank Of China Six notes payable to bank Forecast USD ($)	Oct. 15, 2015 Agricultural Bank Of China Six notes payable to bank Forecast CNY	Aug. 05, 2015 Agricultural Bank Of China Six notes payable to bank Forecast USD ($)	Aug. 05, 2015 Agricultural Bank Of China Six notes payable to bank Forecast CNY	Dec. 31, 2014 Agricultural Bank Of China Note payable to bank, expected to be repaid October 7, 2015 USD ($)	Dec. 31, 2014 Agricultural Bank Of China Note payable to bank, expected to be repaid October 7, 2015 CNY	Feb. 05, 2014 Agricultural Bank Of China Two notes payable to bank CNY	Jan. 15, 2014 Agricultural Bank Of China Two notes payable to bank CNY	Dec. 31, 2013 Agricultural Bank Of China Two notes payable to bank CNY loan	Sep. 15, 2014 Agricultural Bank Of China Two notes payable to bank, second CNY	Mar. 04, 2014 Agricultural Bank Of China Two notes payable to bank, second CNY	Dec. 31, 2013 Agricultural Bank Of China Two notes payable to bank, second CNY loan	Dec. 31, 2013 Longjiang Bank CNY loan	Dec. 23, 2013 Longjiang Bank Line of credit, repaid on December 18, 2014 CNY	Dec. 19, 2013 Longjiang Bank Line of credit, repaid on December 18, 2014 CNY	Dec. 31, 2013 Longjiang Bank Line of credit, repaid on December 18, 2014 CNY	Dec. 31, 2014 China Construction Bank USD ($) loan	Dec. 31, 2014 China Construction Bank CNY loan	Dec. 31, 2013 China Construction Bank CNY loan	Dec. 31, 2014 China Construction Bank Three notes payable to bank USD ($) loan item	Dec. 31, 2014 China Construction Bank Three notes payable to bank CNY loan	Mar. 19, 2015 China Construction Bank Three notes payable to bank Forecast USD ($)	Mar. 19, 2015 China Construction Bank Three notes payable to bank Forecast CNY	Jan. 19, 2015 China Construction Bank Three notes payable to bank Forecast USD ($)	Jan. 19, 2015 China Construction Bank Three notes payable to bank Forecast CNY	Jan. 06, 2015 China Construction Bank Three notes payable to bank Forecast USD ($)	Jan. 06, 2015 China Construction Bank Three notes payable to bank Forecast CNY	Dec. 31, 2014 China Construction Bank Three notes payable to bank Daqing Borun Minimum	Dec. 31, 2014 China Construction Bank Three notes payable to bank Daqing Borun Maximum USD ($)	Dec. 31, 2014 China Construction Bank Three notes payable to bank Daqing Borun Maximum CNY	Dec. 31, 2014 China Construction Bank Note Payable To Bank Expected To Be Repaid September 28, 2015 USD ($) item	Dec. 31, 2014 China Construction Bank Note Payable To Bank Expected To Be Repaid September 28, 2015 CNY	Dec. 31, 2014 China Construction Bank Note Payable To Bank Expected To Be Repaid September 28, 2015 Daqing Borun Minimum	Dec. 31, 2014 China Construction Bank Note Payable To Bank Expected To Be Repaid September 28, 2015 Daqing Borun Maximum USD ($)	Dec. 31, 2014 China Construction Bank Note Payable To Bank Expected To Be Repaid September 28, 2015 Daqing Borun Maximum CNY	Dec. 31, 2014 China Construction Bank Note payable to bank, expected to be repaid December 11, 2015 USD ($) item	Dec. 31, 2014 China Construction Bank Note payable to bank, expected to be repaid December 11, 2015 CNY	Dec. 31, 2014 China Construction Bank Note payable to bank, expected to be repaid December 11, 2015 Daqing Borun Minimum	Dec. 31, 2014 China Construction Bank Note payable to bank, expected to be repaid December 11, 2015 Daqing Borun Maximum USD ($)	Dec. 31, 2014 China Construction Bank Note payable to bank, expected to be repaid December 11, 2015 Daqing Borun Maximum CNY	Dec. 31, 2014 China Construction Bank Note payable to bank, expected to be repaid December 11, 2015 Daqing Borun Certain buildings USD ($)	Dec. 31, 2014 China Construction Bank Note payable to bank, expected to be repaid December 11, 2015 Daqing Borun Certain buildings CNY	Dec. 31, 2014 China Construction Bank Note payable to bank, expected to be repaid December 11, 2015 Daqing Borun Land USD ($)	Dec. 31, 2014 China Construction Bank Note payable to bank, expected to be repaid December 11, 2015 Daqing Borun Land CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, repaid on March 6, 2014 CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, repaid on March 6, 2014 Daqing Borun Maximum CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, repaid on September 16, 2014 CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, repaid on September 16, 2014 Minimum CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, repaid on September 16, 2014 Daqing Borun Maximum CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, repaid on October 24, 2014 CNY item	Dec. 31, 2013 China Construction Bank Note payable to bank, repaid on October 24, 2014 Daqing Borun Minimum	Dec. 31, 2013 China Construction Bank Note payable to bank, repaid on October 24, 2014 Daqing Borun Maximum CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, repaid on October 24, 2014 Daqing Borun Certain buildings CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, repaid on October 24, 2014 Daqing Borun Land CNY	Dec. 31, 2014 Agricultural Development Bank of China USD ($) loan	Dec. 31, 2014 Agricultural Development Bank of China CNY loan	Dec. 31, 2013 Agricultural Development Bank of China CNY loan	Nov. 11, 2014 Agricultural Development Bank of China Note Payable to bank due November 10, 2016 CNY	Dec. 31, 2014 Agricultural Development Bank of China Note Payable to bank due November 10, 2016 USD ($) item	Dec. 31, 2014 Agricultural Development Bank of China Note Payable to bank due November 10, 2016 CNY	Nov. 30, 2014 Agricultural Development Bank of China Note Payable to bank due November 10, 2016 CNY	Nov. 10, 2016 Agricultural Development Bank of China Note Payable to bank due November 10, 2016 Forecast USD ($)	Nov. 10, 2016 Agricultural Development Bank of China Note Payable to bank due November 10, 2016 Forecast CNY	Oct. 20, 2016 Agricultural Development Bank of China Note Payable to bank due November 10, 2016 Forecast USD ($)	Oct. 20, 2016 Agricultural Development Bank of China Note Payable to bank due November 10, 2016 Forecast CNY	Dec. 31, 2014 Agricultural Development Bank of China Note Payable to bank due November 10, 2016 Property, plant and equipment USD ($)	Dec. 31, 2014 Agricultural Development Bank of China Note Payable to bank due November 10, 2016 Property, plant and equipment CNY	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 190,000,000 USD ($)	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 190,000,000 CNY	Sep. 30, 2015 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 190,000,000 Forecast USD ($)	Sep. 30, 2015 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 190,000,000 Forecast CNY	Aug. 30, 2015 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 190,000,000 Forecast USD ($)	Aug. 30, 2015 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 190,000,000 Forecast CNY	Jun. 30, 2015 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 190,000,000 Forecast USD ($)	Jun. 30, 2015 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 190,000,000 Forecast CNY	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 190,000,000 Daqing Borun Maximum	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 190,000,000 Corn Inventory Daqing Borun USD ($) T	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 190,000,000 Corn Inventory Daqing Borun CNY	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 10,000,000 USD ($)	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 10,000,000 CNY	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 10,000,000 Daqing Borun Maximum	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 10,000,000 Daqing Borun Certain equipment USD ($)	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 10,000,000 Daqing Borun Certain equipment CNY	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 10,000,000 Corn Inventory Daqing Borun USD ($) T	Dec. 31, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid September 30, 2015, Face amount of RMB 10,000,000 Corn Inventory Daqing Borun CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, repaid on November 11, 2014 CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, repaid on November 11, 2014 Daqing Borun	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, repaid on November 11, 2014 Daqing Borun Land use rights CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, repaid on November 11, 2014 Daqing Borun Certain buildings CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, repaid on November 11, 2014 Daqing Borun Property, plant and equipment CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, repaid on November 11, 2014 Daqing Borun Certain equipment CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, repaid on September 30, 2014 CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, repaid on September 30, 2014 Daqing Borun Certain equipment CNY	Dec. 02, 2013 Agricultural Development Bank of China Line of credit, repaid on September 30, 2014 CNY	Dec. 31, 2013 Agricultural Development Bank of China Line of credit, repaid on September 30, 2014 CNY	Mar. 21, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid December 31, 2014, Face amount of RMB 150,000,000 USD ($)	Mar. 21, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid December 31, 2014, Face amount of RMB 150,000,000 CNY	Feb. 28, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid December 31, 2014, Face amount of RMB 150,000,000 USD ($)	Feb. 28, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid December 31, 2014, Face amount of RMB 150,000,000 CNY	Jan. 07, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid December 31, 2014, Face amount of RMB 150,000,000 USD ($)	Jan. 07, 2014 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid December 31, 2014, Face amount of RMB 150,000,000 CNY	Dec. 31, 2013 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid December 31, 2014, Face amount of RMB 150,000,000 USD ($)	Dec. 31, 2013 Agricultural Development Bank of China Note Payable To Bank Expected To Be Repaid December 31, 2014, Face amount of RMB 150,000,000 CNY	Dec. 31, 2014 China CITIC Bank USD ($) loan	Dec. 31, 2014 China CITIC Bank CNY loan	Dec. 31, 2013 China CITIC Bank CNY loan	Dec. 31, 2014 China CITIC Bank Xingye International Trust Co., Ltd USD ($)	Dec. 31, 2014 China CITIC Bank Xingye International Trust Co., Ltd CNY	Sep. 04, 2014 China CITIC Bank Two notes payable to bank CNY	Aug. 18, 2014 China CITIC Bank Two notes payable to bank CNY	Dec. 31, 2013 China CITIC Bank Two notes payable to bank CNY loan	Dec. 31, 2014 China CITIC Bank Three notes payable to bank USD ($) loan	Dec. 31, 2014 China CITIC Bank Three notes payable to bank CNY loan	Sep. 28, 2015 China CITIC Bank Three notes payable to bank Forecast USD ($)	Sep. 28, 2015 China CITIC Bank Three notes payable to bank Forecast CNY	Aug. 04, 2015 China CITIC Bank Three notes payable to bank Forecast USD ($)	Aug. 04, 2015 China CITIC Bank Three notes payable to bank Forecast CNY	Jun. 24, 2015 China CITIC Bank Three notes payable to bank Forecast USD ($)	Jun. 24, 2015 China CITIC Bank Three notes payable to bank Forecast CNY	Dec. 31, 2014 China CITIC Bank Note Payable To Bank Expected To Be Repaid October 29, 2015 USD ($)	Dec. 31, 2014 China CITIC Bank Note Payable To Bank Expected To Be Repaid October 29, 2015 CNY	Dec. 31, 2014 China CITIC Bank Note Payable To Bank Expected To Be Repaid February 11, 2015 USD ($)	Dec. 31, 2014 China CITIC Bank Note Payable To Bank Expected To Be Repaid February 11, 2015 CNY	Dec. 31, 2013 China CITIC Bank Note payable to bank, repaid on April 27, 2014 CNY	Dec. 31, 2013 China CITIC Bank Note payable to bank, repaid on June 16, 2014 CNY	Dec. 31, 2014 Bank of China USD ($) loan	Dec. 31, 2014 Bank of China CNY loan	Dec. 31, 2013 Bank of China CNY loan	Jun. 15, 2015 Bank of China Forecast USD ($)	Jun. 15, 2015 Bank of China Forecast CNY	May 07, 2015 Bank of China Forecast USD ($)	May 07, 2015 Bank of China Forecast CNY	May 13, 2013 Bank of China Two notes payable to bank CNY	Dec. 31, 2014 Bank of China Two notes payable to bank USD ($) loan	Dec. 31, 2014 Bank of China Two notes payable to bank CNY loan	Dec. 31, 2013 Bank of China Two notes payable to bank CNY loan	Dec. 31, 2014 Bank of China Three notes payable to bank USD ($) loan	Dec. 31, 2014 Bank of China Three notes payable to bank CNY loan
Borrowings
Short-term borrowings	$ 147,246,282	901,000,000	620,200,000											$ 4,249,060	26,000,000											50,000,000				$ 24,513,809	150,000,000											$ 6,537,016	40,000,000			43,200,000			60,000,000								$ 35,953,588	220,000,000										$ 4,902,762	30,000,000				$ 8,171,269	50,000,000								70,000,000		30,000,000			50,000,000																		$ 31,050,825	190,000,000										$ 1,634,254	10,000,000						50,000,000						10,000,000																			100,000,000	$ 16,179,114	99,000,000							$ 5,066,187	31,000,000	$ 6,537,016	40,000,000	30,000,000	40,000,000									$ 2,451,381	15,000,000	22,000,000
Long-term borrowings
Current portion	3,922,210	24,000,000	24,000,000
Non-current portion	13,727,733	84,000,000	48,000,000
Total borrowings	164,896,225	1,009,000,000	692,200,000											4,249,060	26,000,000					7,844,420	48,000,000	122,000,000					31,050,825	190,000,000	103,200,000																					25,000,000				49,027,619	300,000,000	150,000,000																																				42,490,603	260,000,000	100,000,000																																															27,782,317	170,000,000	170,000,000																				2,451,381	15,000,000	22,000,000
Interest rate (as a percent)														5.23%	5.23%																																						8.40%																													6.00%														6.33%	6.33%								6.00%	6.00%										6.00%	6.00%						6.00%																																		6.60%	6.60%
Number of loans repaid																																2	2
Number of loans granted by lender																				1	1	2					7	7	4	6	6															2			2	1				5	5	3	3	3																																		4	4	3																																															5	5	4					2	3	3													5	5	2						2	2	2	3	3
Face amount														4,249,060	26,000,000					7,844,420	48,000,000	140,000,000	14,708,286	90,000,000	90,000,000	50,000,000	31,050,825	190,000,000	103,200,000	24,513,809	150,000,000											6,537,016	40,000,000			43,200,000			60,000,000	25,000,000			25,000,000	49,027,619	300,000,000	150,000,000	35,953,588	220,000,000										4,902,762	30,000,000				8,171,269	50,000,000								70,000,000		30,000,000			50,000,000					67,004,412	410,000,000	100,000,000																						1,634,254	10,000,000						50,000,000						10,000,000			40,000,000							24,513,809	150,000,000	27,782,317	170,000,000	170,000,000					100,000,000	16,179,114	99,000,000							5,066,187	31,000,000	6,537,016	40,000,000	30,000,000	40,000,000	7,680,994	47,000,000	22,000,000						2,451,381	15,000,000	22,000,000	5,229,613	32,000,000
Percentage applied to reference rate for calculation of variable rate																							10.00%	10.00%	10.00%	15.00%
Spread on variable rate basis (as a percent)																																																																									110.00%	110.00%
Variable rate basis																									prime rate published by the People's Bank of China for loans with the same or similar terms	floating rate that is by the People's Bank of China for loans with the same or similar terms				prime rate published by the People's Bank of China for loans with the same or similar terms	prime rate published by the People's Bank of China for loans with the same or similar terms											prime rate published by the People's Bank of China for loans with the same or similar terms	prime rate published by the People's Bank of China for loans with the same or similar terms			prime rate published by the People's Bank of China for loans with the same or similar terms			prime rate published by the People's Bank of China for loans with the same or similar terms																																																																																prime rate published by the People's Bank of China for loans with the same or similar terms			prime rate published by the People's Bank of China for loans with the same or similar terms																prime rate published by the People's Bank of China for loans with the same or similar terms	prime rate published by the People's Bank of China for loans with the same or similar terms	prime rate published by the People's Bank of China for loans with the same or similar terms											prime rate published by the People's Bank of China for loans with the same or similar terms
Percentage of granted equity interest of Daqing Borun																																																																																																																												100.00%
Amount pledged as collateral for bank loans					933,634	5,712,909	8,294,630	15,378,493	94,100,997	126,129,992	8,381,445	51,286,059	30,235,089																																																																	15,378,493	94,100,997	933,634	5,712,909									98,355,916	5,741,110												3,377,801	20,668,761										30,031,961	183,765,570				5,003,644	30,617,298	30,031,961	183,765,570			27,774,076	200,000,000	2,553,520	8,069,012		22,166,077																																									2,451,381	15,000,000	22,000,000	5,229,613	32,000,000
Bank debt repaid	139,107,697	851,200,000	1,061,200,000	676,200,000																			6,863,867	42,000,000	18,000,000							8,171,269	50,000,000	4,902,762	30,000,000	3,268,508	20,000,000	4,902,762	30,000,000	3,268,508	20,000,000			20,000,000	23,200,000		20,000,000	40,000,000											11,439,778	70,000,000	11,439,778	70,000,000	13,074,032	80,000,000																																			4,902,762	30,000,000	4,902,762	30,000,000					4,902,762	30,000,000	9,805,524	60,000,000	16,342,539	100,000,000																																		51,000,000	49,000,000				3,268,508	20,000,000	8,007,844	49,000,000	4,902,762	30,000,000										817,127	5,000,000	1,634,254	10,000,000	17,000,000			5,000,000
Mass of corn inventory held as collateral for the debt instrument																																																																																																																		100,328	100,328						100,328	100,328
Number of guarantors																																																																																																2	2
Long-term debt, outstanding																							7,844,420	48,000,000	72,000,000																																																																							9,805,524	60,000,000
Long-term debt, quarterly repayment																							980,552	6,000,000	6,000,000
Deposit at bank securing debt	10,192,842	62,370,000	42,040,667																																																																																																																																													4,472,953	27,370,000														3,268,508	20,000,000		20,040,667									2,451,381	15,000,000	22,000,000	5,229,613	32,000,000
Percentage applied to reference rate for calculation of fixed rate																														5.00%	5.00%											5.00%	5.00%			10.00%			15.00%								30.00%	30.00%										10.00%	10.00%															30.00%			30.00%																																																													25.00%	25.00%	25.00%											30.00%
Interest rate percentage at period end																							6.60%	6.60%	7.04%	6.90%				6.30%	6.30%											6.30%	6.30%			6.60%			6.90%								7.80%	7.80%										6.60%	6.60%				6.60%	6.60%										7.80%			7.80%																																										6.00%			6.00%																7.50%	7.50%	7.50%											7.80%
Borrowing capacity																																																					50,000,000																																													70,000,000																																		190,000,000							190,000,000
Draw down on line of credit																																																			10,000,000	15,000,000																																											60,000,000																																				40,000,000		8,171,270	50,000,000	8,171,270	50,000,000	8,171,270	50,000,000
Available borrowing capacity																																																					25,000,000																																																																															150,000,000
Number of family members of CEO who guaranteed debt instrument																																																									3	3										2	2				3	3													3
Debt-to-asset ratio (as a percent)																																																																		70.00%	70.00%				70.00%	70.00%				70.00%	70.00%						70.00%			70.00%			70.00%																								70.00%					70.00%
Current ratio																																																																	0.85					0.80					0.80								1.0					0.85
Contingent liabilities																																																																		45,587,514	278,950,000				25,494,362	156,000,000				25,494,362	156,000,000						368,500,000		0.85	279,000,000			2,790,000,000
Contingent liabilities as a percentage of net assets																																																																		50.00%	50.00%				50.00%	50.00%				50.00%	50.00%						70.00%			50.00%			50.00%
Accumulated long-term investment as a percentage of net assets																																																																		30.00%	30.00%				30.00%	30.00%				30.00%	30.00%									30.00%			30.00%
Weighted average interest rate (as a percent)																6.43%	6.43%	6.63%	6.53%
Interest expenses on the bank loans																$ 9,214,736	56,384,972	51,336,899	42,767,789